UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
APRIL 30, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.8%
	Shares	Value
CONSUMER DISCRETIONARY — 9.1%
Buffalo Wild Wings*	74,400	$9,944,304
CST Brands	500,000	18,885,000
El Pollo Loco Holdings*	440,000	5,803,600
Hibbett Sports*	245,000	8,844,500
John Wiley & Sons, Cl A	515,000	25,538,850
Wolverine World Wide	1,375,000	26,056,250

		95,072,504

CONSUMER STAPLES — 7.1%
B&G Foods	315,000	12,981,150
Boston Beer, Cl A*	82,000	12,798,560
Elizabeth Arden*	132,700	1,357,521
Snyder’s-Lance	630,000	20,141,100
TreeHouse Foods*	310,000	27,404,000

		74,682,331

ENERGY — 2.3%
Denbury Resources	2,570,000	9,920,200
Forum Energy Technologies*	875,000	14,647,500

		24,567,700

FINANCIALS — 21.1%
Allied World Assurance Company Holdings	705,000	25,083,900
Argo Group International Holdings	280,000	15,391,600
Bryn Mawr Bank	320,000	9,094,400
Community Bank System	330,000	13,058,100
CVB Financial	880,000	15,118,400
Endurance Specialty Holdings	420,000	26,871,600
Financial Engines	690,000	22,224,900
First Financial Bankshares	440,000	14,247,200
German American Bancorp	95,000	3,061,850
Independent Bank	195,000	9,170,850
James River Group Holdings	15,000	464,400
Navigators Group*	120,000	9,913,200
NBT Bancorp	45,000	1,275,300

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Prosperity Bancshares	265,000	$13,984,050
Stock Yards Bancorp	174,600	7,060,824
UMB Financial	450,000	25,087,500
Washington Trust Bancorp	270,000	9,890,100

		220,998,174

HEALTH CARE — 19.3%
Abaxis	60,000	2,719,200
Aceto	270,000	6,056,100
Cantel Medical	210,000	14,067,900
Cardiovascular Systems*	580,000	8,108,400
Cepheid*	635,000	18,122,900
CONMED	370,000	15,325,400
Globus Medical, Cl A*	455,000	11,393,200
Halyard Health*	155,000	4,364,800
ICU Medical*	130,000	12,914,200
Insulet*	400,000	13,320,000
Integra LifeSciences Holdings*	425,000	30,098,500
Masimo*	310,000	13,438,500
Medidata Solutions*	380,000	16,579,400
NuVasive*	345,000	18,264,300
Omnicell*	464,100	14,786,226
Phibro Animal Health, Cl A	101,800	2,111,332

		201,670,358

INDUSTRIALS — 17.6%
Actuant, Cl A	540,000	14,423,400
Brady, Cl A	670,000	17,748,300
CLARCOR	500,000	29,385,000
Esterline Technologies*	30,000	2,059,800
Gorman-Rupp	175,000	4,950,750
John Bean Technologies	155,000	8,081,700
Landstar System	103,000	6,751,650
Lydall*	320,000	11,772,800
Raven Industries	495,000	7,964,550
RBC Bearings*	250,000	18,325,000

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Ritchie Bros Auctioneers	501,000	$14,373,690
Standex International	155,000	11,886,950
TriMas*	965,000	17,466,500
Woodward	355,000	19,244,550

		184,434,640

INFORMATION TECHNOLOGY — 17.2%
Blackbaud	335,000	20,692,950
CommVault Systems*	230,000	10,067,100
Envestnet*	320,000	10,041,600
Fleetmatics Group*	165,000	5,981,250
Guidewire Software*	310,000	17,660,700
LogMeIn*	415,000	24,775,500
Mentor Graphics	440,000	8,782,400
NIC	560,000	9,917,600
PROS Holdings*	610,000	7,173,600
Qlik Technologies*	350,000	10,776,500
Qualys*	750,000	18,885,000
SPS Commerce*	164,250	8,365,253
WEX*	280,000	26,457,200

		179,576,653

MATERIALS — 3.1%
H.B. Fuller	215,000	9,614,800
Innospec	280,000	13,540,800
Sensient Technologies	135,000	9,078,750

		32,234,350

TOTAL COMMON STOCK (Cost $816,431,341)		1,013,236,710

CASH EQUIVALENTS — 3.4%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.160%	26,526,469	26,526,469
Fidelity Treasury Portfolio, Cl I, 0.160%	9,718,971	9,718,971

TOTAL CASH EQUIVALENTS (Cost $36,245,440)		36,245,440

TOTAL INVESTMENTS — 100.2% (Cost $852,676,781)†		$1,049,482,150

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
APRIL 30, 2016
(Unaudited)

Percentages are based on Net Assets of $1,046,911,230.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of April 30, 2016.

Cl—Class

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $852,676,781 and the unrealized appreciation and depreciation were $235,678,673 and $(38,873,304), respectively.

As of April 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1600

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.2%
	Shares	Value
CONSUMER DISCRETIONARY — 8.5%
Advance Auto Parts	100,000	$15,610,000
Cabela’s*	295,000	15,384,250
CST Brands	225,000	8,498,250
John Wiley & Sons, Cl A	230,000	11,405,700
Sally Beauty Holdings*	385,000	12,089,000
Tupperware Brands	100,000	5,807,000

		68,794,200

CONSUMER STAPLES — 12.0%
Flowers Foods	1,150,000	22,034,000
JM Smucker	105,000	13,332,900
Mead Johnson Nutrition, Cl A	165,000	14,379,750
Molson Coors Brewing, Cl B	120,000	11,475,600
Snyder’s-Lance	240,000	7,672,800
TreeHouse Foods*	173,700	15,355,080
Whole Foods Market	440,000	12,795,200

		97,045,330

ENERGY — 2.6%
Core Laboratories	110,000	14,702,600
Denbury Resources	1,650,000	6,369,000

		21,071,600

FINANCIALS — 16.1%
Allied World Assurance Company Holdings	515,000	18,323,700
Arthur J. Gallagher	350,000	16,114,000
Commerce Bancshares	375,000	17,557,500
Cullen/Frost Bankers	260,000	16,637,400
Endurance Specialty Holdings	320,000	20,473,600
Northern Trust	265,000	18,836,200
Prosperity Bancshares	290,100	15,308,577
SVB Financial Group*	62,000	6,465,360

		129,716,337

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — 20.6%
Align Technology*	150,000	$10,828,500
C.R. Bard	55,000	11,669,350
Cepheid*	410,000	11,701,400
Cooper	95,000	14,542,600
DENTSPLY SIRONA	255,000	15,198,000
Edwards Lifesciences*	115,000	12,214,150
Integra LifeSciences Holdings*	60,000	4,249,200
Laboratory Corporation of America Holdings*	130,000	16,291,600
Medidata Solutions*	112,200	4,895,286
Mettler-Toledo International*	16,000	5,727,200
St. Jude Medical	425,000	32,385,000
Steris	140,000	9,893,800
Teleflex	40,000	6,231,200
Waters*	80,000	10,412,800

		166,240,086

INDUSTRIALS — 15.6%
Actuant, Cl A	230,000	6,143,300
CLARCOR	190,000	11,166,300
Donaldson	310,000	10,130,800
Dover	285,000	18,724,500
Fastenal	200,000	9,358,000
IDEX	85,000	6,961,500
Parker-Hannifin	140,000	16,242,800
Rockwell Automation	180,000	20,424,600
Westinghouse Air Brake Technologies	75,000	6,219,750
WW Grainger	90,000	21,106,800

		126,478,350

INFORMATION TECHNOLOGY — 16.5%
ANSYS*	125,000	11,346,250
Blackbaud	45,000	2,779,650
Fortinet*	275,000	8,940,250
Guidewire Software*	175,000	9,969,750

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Palo Alto Networks*	40,000	$6,034,800
PTC*	460,000	16,771,600
Red Hat*	250,000	18,342,500
Splunk*	275,000	14,294,500
Synopsys*	135,000	6,415,200
WEX*	205,000	19,370,450
Workday, Cl A*	175,000	13,121,500
Xilinx	130,000	5,600,400

		132,986,850

MATERIALS — 1.3%
Aptargroup	135,000	10,260,000

TOTAL COMMON STOCK (Cost $645,222,914)		752,592,753

CASH EQUIVALENTS — 5.3%**
Fidelity Institutional Money Market Funds — Treasury Only Portfolio, Cl I, 0.160%	42,915,530	42,915,530
Fidelity Treasury Portfolio, Cl I, 0.160%	222,876	222,876

TOTAL CASH EQUIVALENTS (Cost $43,138,406)		43,138,406

TOTAL INVESTMENTS — 98.5% (Cost $688,361,320)†		$795,731,159

Percentages are based on Net Assets of $807,787,620.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of April 30, 2016.

Cl—Class

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $688,361,320, and the unrealized appreciation and depreciation were $116,676,789 and $(9,306,950), respectively.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2016
(Unaudited)

As of April 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2300

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
FOCUSED LARGE
CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.5%
	Shares	Value
CONSUMER STAPLES — 16.8%
CVS Health	2,700	$271,350
Diageo ADR	3,300	357,489
Nestle ADR	1,800	134,226
Unilever ADR	4,500	201,870
Wal-Mart Stores	5,600	374,472

		1,339,407

ENERGY — 12.4%
BP ADR	6,000	201,480
Cameco	13,000	162,630
Devon Energy	2,000	69,360
Hess	1,600	95,392
National Oilwell Varco	5,000	180,200
Suncor Energy	9,500	279,015

		988,077

FINANCIALS — 22.4%
American Express	3,500	229,005
American International Group	6,700	373,994
Berkshire Hathaway, Cl B*	2,800	407,344
Chubb	2,000	235,720
US Bancorp	9,000	384,210
Wells Fargo	3,000	149,940

		1,780,213

HEALTH CARE — 19.2%
Amgen	1,000	158,300
Express Scripts Holding*	4,800	353,904
Johnson & Johnson	2,500	280,200
Laboratory Corp of America Holdings*	1,600	200,512
Perrigo	1,600	154,672
St. Jude Medical	5,000	381,000

		1,528,588

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
FOCUSED LARGE
CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 11.5%
International Business Machines	950	$138,643
Oracle	4,500	179,370
PayPal Holdings*	4,000	156,720
PTC*	4,500	164,070
QUALCOMM	5,500	277,860

		916,663

MATERIALS — 5.7%
Monsanto	2,000	187,360
Potash Corp of Saskatchewan	15,000	265,800

		453,160

TELECOMMUNICATION SERVICES — 5.5%
AT&T	5,000	194,100
Verizon Communications	4,800	244,512

		438,612

TOTAL COMMON STOCK (Cost $7,773,736)		7,444,720

CASH EQUIVALENT — 8.2%**
Fidelity Institutional Money Market Funds — Treasury Only, Portfolio, Cl I, 0.160% (Cost $651,421)	651,421	651,421

TOTAL INVESTMENTS — 101.7% (Cost $8,425,157)†		$8,096,141

Percentages are based on Net Assets of $7,958,493.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of April 30, 2016.

ADR—American Depositary Receipt

Cl—Class

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $8,425,157, and the unrealized appreciation and depreciation were $416,146 and $ (745,162), respectively.

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
FOCUSED LARGE
CAP VALUE FUND
APRIL 30, 2016
(Unaudited)

As of April 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-003-0500

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
APRIL 30, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.2%
	Shares	Value
AUSTRIA — 1.4%
Erste Group Bank	1,600	$46,022

CHILE — 1.3%
Cia Cervecerias Unidas ADR	1,900	42,598

CHINA — 10.7%
Alibaba Group Holding ADR*	1,100	84,634
Baidu ADR*	150	29,145
JD.com ADR*	1,900	48,564
Shenzhou International Group Holdings	11,800	61,153
Tencent Holdings	5,700	116,765

		340,261

HONG KONG — 4.7%
AIA Group	11,000	66,225
Techtronic Industries	22,000	82,675

		148,900

HUNGARY — 1.1%
OTP Bank	1,300	34,427

INDIA — 19.4%
Axis Bank	7,700	54,839
Britannia Industries	1,700	73,366
Divi’s Laboratories	4,500	71,309
Godrej Consumer Products	1,400	27,896
HDFC Bank	4,900	100,065
Housing Development Finance	5,600	91,894
Infosys ADR	3,000	56,400
Marico	9,000	35,156
Nestle India	600	51,791
Sun Pharmaceutical Industries	4,500	55,041

		617,757

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA — 6.3%
Astra International	90,000	$45,894
Bank Mandiri Persero	70,000	51,221
Indofood CBP Sukses Makmur	42,000	48,647
PT Matahari Department Store	37,000	53,305

		199,067

MACAU — 1.6%
Sands China	14,000	50,175

MEXICO — 16.0%
Alsea	15,000	57,499
Arca Continental	14,500	100,023
Banregio Grupo Financiero	9,024	54,182
Gruma, Cl B	2,900	42,271
Grupo Aeroportuario del Centro Norte, Cl B	5,500	31,891
Grupo Bimbo, Ser A	22,000	66,993
Grupo Herdez	19,000	41,800
Nemak	37,000	52,883
Wal-Mart de Mexico	25,600	63,268

		510,810

NETHERLANDS — 2.6%
Unilever ADR	1,900	83,638

PERU — 2.3%
Credicorp	500	72,710

PHILIPPINES — 7.3%
D&L Industries	340,000	65,263
Jollibee Foods	12,800	62,679
Security Bank	7,500	27,193
Universal Robina	17,500	77,782

		232,917

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
APRIL 30, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RUSSIA — 1.0%
Moscow Exchange MICEX-RTS PJSC	20,000	$31,541

SOUTH KOREA — 9.1%
CJ E&M	420	24,808
Hanmi Pharmaceuticals	75	39,297
LG Household & Health Care	70	61,866
LIG Nex1	420	32,917
NAVER	90	53,476
NCsoft	210	42,206
Orion	43	35,097

		289,667

TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing	13,000	60,459

THAILAND — 2.1%
Thai Beverage	120,000	66,476

UNITED STATES — 3.5%
International Flavors & Fragrances	400	47,788
Yum! Brands	800	63,648

		111,436

VIETNAM — 1.9%
Joint Stock Commercial Bank Vietnam	28,900	59,646

TOTAL COMMON STOCK (Cost $2,826,618)		2,998,507

CASH EQUIVALENT — 5.3%**
Morgan Stanley Institutional Liquidity Funds — Prime, Cl I, 0.380% (Cost $169,194)	169,194	169,194

TOTAL INVESTMENTS — 99.5% (Cost $2,995,812)†		$3,167,701

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
APRIL 30, 2016
(Unaudited)

Percentages are based on Net Assets of $3,183,469.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of April 30, 2016.

ADR—American Depositary Receipt

Cl—Class

Ser—Series

PJSC—Public Joint Stock Company

†	At April 30, 2016, the tax basis cost of the Fund’s investments was $2,995,812, and the unrealized appreciation and depreciation were $229,358 and $(57,469), respectively.

As of April 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2016, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual financial statements.

CSC-QH-004-0200

4	CHAMPLAIN INVESTMENT	PARTNERS

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 27, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 27, 2016